Separate Account Assets and Liabilities - Aggregate Fair Value of Assets, by Major Investment Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 195,906,000	$ 248,949,000
Equity
Fair Value, Separate Account Investment [Line Items]
Separate account assets	132,547,000	171,813,000
Bond
Fair Value, Separate Account Investment [Line Items]
Separate account assets	19,155,000	24,059,000
Balanced
Fair Value, Separate Account Investment [Line Items]
Separate account assets	40,797,000	50,534,000
Money Market
Fair Value, Separate Account Investment [Line Items]
Separate account assets	3,051,000	2,063,000
Variable Annuities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	195,550,000	248,469,000
Other Product Lines
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 356,000	$ 480,000